Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2019
Provisions for liabilities and charges
Schedule of provisions and liabilities

	Provisions	Payment	Other
	for	Protection	regulatory
	commitments	Insurance	provisions	Other	Total
	£m	£m	£m	£m	£m

Balance at 31 December 2018	193	1,524	861	969	3,547
Adjustment on implementation of IFRS 16	—	—	—	(97)	(97)
Exchange and other adjustments	(1)	32	—	1	32
Provisions applied	—	(992)	(412)	(204)	(1,608)
Charge for the period	(19)	650	143	210	984
At 30 June 2019	173	1,214	592	879	2,858